HSBC Holdings statement of changes in equity - USD ($) $ in Millions		Total		Other equity instruments		Retained earnings	[1],[2]	Merger and other reserves	[2],[3]	HSBC Holdings		HSBC Holdings Called up share capital	HSBC Holdings Share premium	HSBC Holdings Other equity instruments		HSBC Holdings Retained earnings	[4],[5]	HSBC Holdings Merger and other reserves
Equity beginning of period at Dec. 31, 2021		$ 196,318		$ 22,414		$ 135,236		$ 30,060		$ 150,330		$ 10,316	$ 14,602	$ 22,414		$ 65,116		$ 37,882
Profit for the year		16,249				15,559				12,357						12,357
Other comprehensive income/(expense) for the year, net of tax		(17,242)				1,403		174		326						326
– changes in fair value of financial liabilities designated at fair value upon initial recognition arising from changes in own credit risk		1,922				1,922				326						326
Total comprehensive income/(expense) for the year		(993)				16,962		174		12,683						12,683
Shares issued under employee share plans		0				(67)				(94)		5	62			(161)
Capital securities issued										0						0
Purchase and cancellation of shares										(1,001)		(174)				(1,001)		174
Dividends to shareholders		(6,970)				(6,544)				(6,544)						(6,544)
Redemption of securities		(2,266)		(2,668)		402				(2,266)				(2,668)		402
Transfers		0	[6]			(2,499)	[6]	2,499	[6]	0	[7]					(2,499)	[7]	2,499	[7]
Equity end of period at Dec. 31, 2022		185,197		19,746		142,409		33,209		153,108		10,147	14,664	19,746		67,996		40,555
Profit for the year		24,559				23,533				9,212						9,212
Other comprehensive income/(expense) for the year, net of tax		4,983				114		1		(124)						(124)
– changes in fair value of financial liabilities designated at fair value upon initial recognition arising from changes in own credit risk		(1,219)				(1,220)				(124)						(124)
Total comprehensive income/(expense) for the year		29,542				23,647		1		9,088						9,088
Shares issued under employee share plans		0				(79)				(249)		5	74			(328)
Capital securities issued		1,996		1,996						1,980				1,980
Purchase and cancellation of shares										(7,025)		(521)				(7,025)		521
Dividends to shareholders		(12,196)				(11,593)				(11,593)						(11,593)
Redemption of securities		(4,003)	[3]	(4,023)	[3]	20	[3]			(4,003)				(4,023)		20
Transfers		0	[6]			5,130	[6]	(5,130)	[6]	0	[7]					5,130	[7]	(5,130)	[7]
Equity end of period at Dec. 31, 2023		192,610		17,719		152,148		28,601		141,306		9,631	14,738	17,703		63,288		35,946
Profit for the year		24,999				23,979				21,048						21,048
Other comprehensive income/(expense) for the year, net of tax		1,940				1,018		5		21						21
– changes in fair value of financial liabilities designated at fair value upon initial recognition arising from changes in own credit risk		(439)				(439)				21						21
Total comprehensive income/(expense) for the year		26,939				24,997		5		21,069						21,069
Shares issued under employee share plans		0				(77)				(104)		5	72			(181)
Capital securities issued		3,601	[8]	3,601	[8]					3,571	[9]			3,571	[9]
Purchase and cancellation of shares	[10]									(11,043)		(663)				(11,043)		663
Dividends to shareholders		(17,100)				(16,410)				(16,410)						(16,410)
Redemption of securities		(2,250)	[11]	(2,250)	[11]					(2,250)	[12]			(2,250)	[12]
Transfers		0	[6]			2,945	[6]	(2,945)	[6]	0	[7]					2,945	[7]	(2,945)	[7]
Equity end of period at Dec. 31, 2024		$ 192,273		$ 19,070		$ 152,402		$ 26,328		$ 136,139		$ 8,973	$ 14,810	$ 19,024		$ 59,668		$ 33,664

[1]	At 31 December 2024, retained earnings included 28,744,609 own shares held. These include own shares held within HSBC’s insurance business’s retirement funds for the benefit of policyholders or beneficiaries within employee trusts for the settlement of shares expected to be delivered under employee share schemes or bonus plans, and the market-making activities in Markets and Securities Services.

[2]	Cumulative goodwill amounting to $5,138m was charged against reserves in respect of acquisitions of subsidiaries prior to 1 January 1998, including $3,469m charged against the merger reserve arising on the acquisition of HSBC Bank plc. The balance of $1,669m was charged against retained earnings.

[3]	Statutory share premium relief under section 131 of the Companies Act 1985 was taken in respect of the acquisition of HSBC Bank plc in 1992,
HSBC Continental Europe in 2000 and HSBC Finance Corporation in 2003, and the shares issued were recorded at their nominal value only. In HSBC’s consolidated financial statements, the fair value differences of $8,290m in respect of HSBC Continental Europe and $12,768m in respect of HSBC Finance
Corporation were recognised in the merger reserve. The merger reserve created on the acquisition of HSBC Finance Corporation subsequently became attached to HSBC Overseas Holdings (UK) Limited, following a number of intra-Group reorganisations, and has since been transferred to retained earnings as part of the impairment recognised in respect of HSBC Overseas Holding (UK) Limited. During 2009, pursuant to section 131 of the Companies Act 1985, statutory share premium relief was taken in respect of the rights issue and $15,796m was recognised in the merger reserve.

[4]	At 31 December 2024, retained earnings included 29,739,384 own shares held. These include own shares held by HSBC Holdings for the benefit of beneficiaries within employee trusts for the settlement of shares expected to be delivered under employee share schemes or bonus plans.

[5]	Retained earnings include unrealised profits from intercompany transactions and share-based payment reserves, which are excluded from distributable reserves. Distributable reserves include the distributable portions of retained earnings and the merger reserve. Distributable reserves are reduced by ordinary dividend payments, distributions on additional tier 1 instruments, share buy-backs and impairments in investments in subsidiaries. They are increased by profits and the realisation of retained earnings or merger reserves upon impairment of an associated investment in subsidiary.

[6]	At 31 December 2024, an impairment of $11,442m (2023: $5,512m) of HSBC Overseas Holdings (UK) Limited was recognised, resulting in a permitted transfer of $2,945m (2023: $5,130m) from the remaining historical merger reserve to retained earnings, and a realisation of nil share-based payment reserve (2023:
$382m) within retained earnings. In 2022, a part-reversal of the impairment resulted in a transfer from retained earnings back to the merger reserve of $2,499m.

[7]	At 31 December 2024, an impairment of $11,442m (2023: $5,512m) of HSBC Overseas Holdings (UK) Limited was recognised, resulting in a permitted transfer of $2,945m (2023: $5,130m) from the remaining historical associated merger reserve to retained earnings, and a realisation of nil share-based payment reserves
(2023: $382m) to retained earnings. In 2022, a part-reversal of the impairment resulted in a transfer from retained earnings back to the merger reserve of
$2,499m
[8]	HSBC Holdings issued SGD1,500m 5.250% contingent convertible securities in June 2024, and a further $1,350m 6.875% and $1,150m 6.950% contingent convertible securities in September 2024. All instruments were recorded net of issuance costs.

[9]	HSBC Holdings issued SGD1,500m 5.250% contingent convertible securities in June 2024, and a further $1,350m 6.875% and $1,150m 6.950% contingent convertible securities in September 2024. All instruments were recorded net of issuance cost.

[10]	HSBC Holdings announced the following share buy-backs during the year: a share buy-back of up to $2.0bn in February 2024, which was completed in April
2024; a share buy-back of up to $3.0bn in April 2024, which was completed in July 2024; a share buy-back of up to $3.0bn in July 2024, which was completed in
October 2024; and a share buy-back of up to $3.0bn in October 2024, which was completed in February 2025.

[11]	In September 2024, HSBC Holdings redeemed its $2,250m 6.375% contingent convertible securities.
[12]	In September 2024, HSBC Holdings redeemed its $2,250m 6.375% contingent convertible securities.